UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08510

Matthews International Funds

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

William J. Hackett, President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-788-6036

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

MATTHEWS ASIAN GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS[a] (UNAUDITED)	March 31, 2009

COMMON EQUITIES: 61.1%

	SHARES	VALUE
CHINA/HONG KONG: 24.3%
CLP Holdings, Ltd.	3,686,200	$25,328,067
PCCW, Ltd.	48,380,000	24,861,806
Hang Lung Properties, Ltd.	10,068,920	23,687,696
Television Broadcasts, Ltd.	6,792,000	21,724,664
VTech Holdings, Ltd.	4,596,300	17,756,250
Vitasoy International Holdings, Ltd.	41,197,000	17,619,853
Bank of Communications Co., Ltd. H Shares	25,020,000	17,360,412
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	9,272,000	16,504,159
ASM Pacific Technology, Ltd.	4,199,800	14,712,487
Hang Lung Group, Ltd.	4,683,000	14,263,855
HongKong Electric Holdings, Ltd.	2,243,000	13,326,530
Hang Seng Bank, Ltd.	1,295,900	13,078,309
Café de Coral Holdings, Ltd.	5,757,100	11,297,103
I-CABLE Communications, Ltd.†	129,832,000	8,878,146
Hong Kong & China Gas Co., Ltd.	5,321,490	8,388,333
Next Media, Ltd.	65,142,000	6,810,947
Giordano International, Ltd.	31,991,000	6,051,898
China-Hong Kong Photo Products Holdings, Ltd.	11,798,003	509,566

Total China/Hong Kong		262,160,081

SINGAPORE: 9.0%
Ascendas REIT	24,143,000	19,422,579
Keppel Corp., Ltd.	4,904,000	16,202,127
Cerebos Pacific, Ltd.	7,640,000	12,265,672
Fraser and Neave, Ltd.	6,908,100	11,508,038
Parkway Holdings, Ltd.	13,793,093	10,535,041
Hong Leong Finance, Ltd.	7,052,000	8,418,250
Singapore Post, Ltd.	12,577,000	6,414,249
Parkway Life REIT	12,213,110	6,110,867
Singapore Press Holdings, Ltd.	2,984,500	4,966,175
Yellow Pages Singapore, Ltd.	6,423,000	702,474

Total Singapore		96,545,472

TAIWAN: 8.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	23,394,469	35,228,588
Cathay Financial Holding Co., Ltd.	18,412,240	15,865,440
Cyberlink Corp.	3,873,889	14,296,482
President Chain Store Corp.	5,013,000	11,512,066
Chunghwa Telecom Co., Ltd. ADR	565,944	10,317,159
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	391,708	3,505,787

Total Taiwan		90,725,522

JAPAN: 5.2%
Nippon Building Fund, Inc., REIT	2,393	20,682,637
Trend Micro, Inc.	684,000	19,539,574
Japan Real Estate Investment Corp., REIT	2,053	15,771,549

Total Japan		55,993,760

THAILAND: 3.7%
Advanced Info Service Public Co., Ltd.	8,633,000	20,143,261
BEC World Public Co., Ltd.	30,652,500	16,081,243
Thai Reinsurance Public Co., Ltd. NVDR	25,672,800	3,200,188

Total Thailand		39,424,692

SOUTH KOREA: 3.5%
SK Telecom Co., Ltd. ADR	1,091,733	16,867,275
Hana Financial Group, Inc.	879,139	13,394,834
Daehan City Gas Co., Ltd.	280,300	5,248,922
SK Telecom Co., Ltd.	19,253	2,678,020

Total South Korea		38,189,051

UNITED KINGDOM: 2.3%
HSBC Holdings PLC ADR	881,733		24,882,505

Total United Kingdom			24,882,505

INDONESIA: 1.8%
PT Telekomunikasi Indonesia ADR	753,200		19,357,240

Total Indonesia			19,357,240

PHILIPPINES: 1.5%
Globe Telecom, Inc.	966,040		16,712,221

Total Philippines			16,712,221

AUSTRALIA: 1.4%
AXA Asia Pacific Holdings, Ltd.	6,171,409		14,618,375

Total Australia			14,618,375

TOTAL COMMON EQUITIES			658,608,919

(Cost $824,343,829)

PREFERRED EQUITIES: 2.3%

SOUTH KOREA: 2.3%
Hyundai Motor Co., Ltd., Pfd.	566,280		7,682,617
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	130,056		6,604,572
LG Household & Health Care, Ltd., Pfd.	200,290		6,241,566
Hyundai Motor Co., Ltd., 2nd Pfd.	305,760		4,609,178

Total South Korea			25,137,933

TOTAL PREFERRED EQUITIES			25,137,933

(Cost $20,416,125)

INTERNATIONAL DOLLAR BONDS: 33.4%
	FACE AMOUNT

CHINA/HONG KONG: 13.2%
Hongkong Land CB 2005, Ltd., Cnv.
2.750%, 12/21/12	$45,700,000		43,323,600
China Petroleum & Chemical Corp. (Sinopec), Cnv.
0.000%, 04/24/14	247,470,000	[b]	32,080,804
Yue Yuen Industrial Holdings, Ltd., Cnv.
0.000%, 11/17/11	203,300,000	[b]	27,410,588
PB Issuer, Ltd., Cnv.
3.300%, 02/01/13	17,750,000		14,932,188
FU JI Food and Catering Services Holdings, Ltd., Cnv.
0.000%, 10/18/10	141,500,000	[b]	12,630,970
Brilliance China Financial, Ltd., Cnv.
0.000%, 06/07/11	7,700,000		9,086,000
Hengan International Group Co., Ltd., Cnv.
0.000%, 05/16/11	12,780,000	[b]	2,698,762

Total China/Hong Kong			142,162,912

INDIA: 8.7%
Reliance Communications, Ltd., Cnv.
0.000%, 05/10/11	32,915,000		29,458,925
Tata Motors, Ltd., Cnv.
1.000%, 04/27/11	25,149,000		18,201,588
Sintex Industries, Ltd., Cnv.
0.000%, 03/13/13	25,400,000		15,875,000
Financial Technologies India, Ltd., Cnv.
0.000%, 12/21/11	18,814,000		14,533,815
Rolta India, Ltd., Cnv.
0.000%, 06/29/12	22,116,000		10,670,970
Educomp Solutions, Ltd., Cnv.
0.000%, 07/26/12	5,915,000		4,761,575

Total India			93,501,873

MALAYSIA: 8.6%
Cherating Capital, Ltd., Cnv.
2.000%[c], 07/05/12	34,000,000	33,745,000
Rafflesia Capital, Ltd., Cnv.
1.250%[c], 10/04/11	32,700,000	32,945,250
Paka Capital, Ltd., Cnv.
0.000%, 03/12/13	15,800,000	14,220,000
YTL Power Finance Cayman, Ltd., Cnv.
0.000%, 05/09/10	11,000,000	12,292,500

Total Malaysia		93,202,750

SOUTH KOREA: 1.2%
SK Telecom Co., Ltd., Cnv.
0.000%, 05/27/09	9,430,000	9,953,365
POSCO
8.750%, 03/26/14	2,975,000	3,066,957

Total South Korea		13,020,322

VIETNAM: 1.0%
Socialist Republic of Vietnam
6.880%, 01/15/16	11,011,000	10,221,842

Total Vietnam		10,221,842

SINGAPORE: 0.7%
Olam International, Ltd., Cnv.
1.2821%, 07/03/13	6,630,000	7,591,350

Total Singapore		7,591,350

TOTAL INTERNATIONAL DOLLAR BONDS		$359,701,049

(Cost $416,214,261)

TOTAL INVESTMENTS: 96.8%		1,043,447,901
(Cost $1,260,974,215d)

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.2%		35,034,368

NET ASSETS: 100.0%		$1,078,482,269

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

[b]	Face amount reflects principal in local currency.

[c]	Variable rate security. The rate reflects the rate in effect at March 31, 2009.

[d]	Cost of investments is $1,260,974,215 and net unrealized depreciation consists of:

Gross unrealized appreciation	$60,311,651
Gross unrealized depreciation	(277,837,965)

Net unrealized depreciation	$(217,526,314)

†	Affiliated Issuer, as defined under the Investment Company Act of 1940
(ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

NVDR	Non-voting Depositary Receipt

Cnv.	Convertible

Pfd.	Preferred

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

MATTHEWS ASIA PACIFIC EQUITY INCOME FUND SCHEDULE OF INVESTMENTS[a] (UNAUDITED)	March 31, 2009

COMMON EQUITIES: 95.1%

	SHARES	VALUE
CHINA/HONG KONG: 20.5%
Minth Group, Ltd.	6,233,000	$3,047,338
CLP Holdings, Ltd.	389,500	2,676,274
Television Broadcasts, Ltd.	772,000	2,469,293
Café de Coral Holdings, Ltd.	1,212,000	2,378,296
China Resources Enterprise, Ltd.	1,518,000	2,354,592
VTech Holdings, Ltd.	607,000	2,344,939
ASM Pacific Technology, Ltd.	610,100	2,137,266
Sa Sa International Holdings, Ltd.	6,780,000	2,108,279
Xinao Gas Holdings, Ltd.	1,832,000	1,844,695
Shenzhen International Holdings	13,642,500	624,701

Total China/Hong Kong		21,985,673

JAPAN: 19.2%
Lawson, Inc.	68,200	2,833,020
Nintendo Co., Ltd.	9,500	2,779,052
Fanuc, Ltd.	40,100	2,742,721
Shiseido Co., Ltd.	180,000	2,638,985
Monex Group, Inc.	10,794	2,626,197
United Urban Investment Corp., REIT	470	1,931,158
MID REIT, Inc.	1,124	1,922,518
Eisai Co., Ltd.	52,800	1,554,148
Benesse Corp.	40,800	1,502,905

Total Japan		20,530,704

TAIWAN: 13.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,631,313	5,468,217
Cyberlink Corp.	728,343	2,687,930
Chunghwa Telecom Co., Ltd.	1,303,706	2,377,468
Taiwan Secom Co., Ltd.	1,627,000	2,216,652
Chunghwa Telecom Co., Ltd. ADR	75,179	1,370,513
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	50,339	450,534

Total Taiwan		14,571,314

THAILAND: 7.8%
Advanced Info Service Public Co., Ltd.	1,115,600	2,603,014
Thai Beverage Public Co., Ltd.	17,461,000	2,011,973
Siam Makro Public Co., Ltd.	1,030,000	1,945,862
Thai Tap Water Supply Public Co., Ltd.	13,646,200	1,755,163

Total Thailand		8,316,012

AUSTRALIA: 7.1%
Coca-Cola Amatil, Ltd.	469,730	2,830,766
AXA Asia Pacific Holdings, Ltd.	1,097,112	2,598,757
Billabong International, Ltd.	375,565	2,218,598

Total Australia		7,648,121

MALAYSIA: 6.3%
Top Glove Corp. BHD	2,950,700	3,886,078
Public Bank BHD	749,600	1,554,350
Media Prima BHD	4,931,200	1,324,640

Total Malaysia		6,765,068

SINGAPORE: 5.8%
Venture Corp., Ltd.	815,000	2,702,936
CapitaRetail China Trust REIT	3,729,000	1,800,563
Parkway Life REIT	3,395,868	1,699,133

Total Singapore		6,202,632

SOUTH KOREA: 4.4%
SK Telecom Co., Ltd. ADR	161,300		2,492,085
SK Telecom Co., Ltd.	15,616		2,172,127

Total South Korea			4,664,212

PHILIPPINES: 4.2%
Globe Telecom, Inc.	257,560		4,455,716

Total Philippines			4,455,716

INDONESIA: 3.9%
PT Telekomunikasi Indonesia ADR	92,900		2,387,530
PT Telekomunikasi Indonesia	2,766,000		1,805,176

Total Indonesia			4,192,706

UNITED KINGDOM: 2.3%
HSBC Holdings PLC ADR	53,691		1,515,160
HSBC Holdings PLC	180,800		997,762

Total United Kingdom			2,512,922

TOTAL COMMON EQUITIES			101,845,080

(Cost $111,239,474)

PREFERRED EQUITIES: 1.0%

JAPAN: 1.0%
Ito En, Ltd. Pfd.	122,600		1,069,594

Total Japan			1,069,594

TOTAL PREFERRED EQUITIES			1,069,594

(Cost $1,306,761)

RIGHTS: 0.1%

UNITED KINGDOM: 0.1%
HSBC Holdings PLC, expires 04/03/09	75,333		140,935

Total United Kingdom			140,935

TOTAL RIGHTS			140,935

(Cost $0)

INTERNATIONAL DOLLAR BONDS: 1.7%
	FACE AMOUNT

SINGAPORE: 1.7%
CapitaCommerical Trust, Cnv.
2.000%, 05/06/13	$3,000,000	[b]	1,826,983

Total Singapore			1,826,983

TOTAL INTERNATIONAL DOLLAR BONDS			1,826,983

(Cost $1,591,211)

TOTAL INVESTMENTS: 97.9%			104,882,592
(Cost $114,137,446c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.1%			2,277,029

NET ASSETS: 100.0%			$107,159,621

a	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

b	Face amount reflects principal in local currency.

c	Cost of investments is $114,137,446 and net unrealized depreciation consists of:

Gross unrealized appreciation	$5,623,641
Gross unrealized depreciation	(14,878,495)

Net unrealized depreciation	$(9,254,854)

ADR	American Depositary Receipt

BHD	Berhad

REIT	Real Estate Investment Trust

Pfd.	Preferred

Cnv.	Convertible

See accompanying notes to schedules of investments.

MATTHEWS ASIA PACIFIC FUND SCHEDULE OF INVESTMENTS[a] (UNAUDITED)	March 31, 2009

COMMON EQUITIES: 96.2%

	SHARES	VALUE
JAPAN: 34.1%
Sysmex Corp.	161,700	$5,197,322
Nintendo Co., Ltd.	15,600	4,563,496
Benesse Corp.	121,900	4,490,298
Pigeon Corp.	179,000	4,479,809
Unicharm Petcare Corp.	139,400	3,537,391
Keyence Corp.	17,930	3,392,117
MID REIT, Inc.	1,903	3,254,939
Fanuc, Ltd.	47,500	3,248,858
Monex Group, Inc.	11,159	2,715,002
Mori Trust Sogo REIT, Inc.	377	2,689,185
GCA Savvian Group Corp.	1,751	2,107,529
Komatsu, Ltd.	188,700	2,088,298
Softbank Corp.	144,800	1,864,837
The Furukawa Electric Co., Ltd.	483,000	1,383,712
Shiseido Co., Ltd.	93,000	1,363,476
Takeda Pharmaceutical Co., Ltd.	32,200	1,117,165
Daibiru Corp.	89,000	717,367
Yahoo! Japan Corp.	2,588	681,518

Total Japan		48,892,319

CHINA/HONG KONG: 31.5%
Kingdee International Software Group Co., Ltd.	45,376,000	5,870,989
Dongfeng Motor Group Co., Ltd. H Shares	9,504,000	4,910,933
China Vanke Co., Ltd. B Shares	4,339,987	4,538,676
China Life Insurance Co., Ltd. H Shares	1,294,000	4,255,982
Ctrip.com International, Ltd. ADR	155,100	4,249,740
Tingyi (Cayman Islands) Holding Corp.	3,408,000	3,944,433
China South Locomotive and Rolling Stock Corp., H Shares[b]	8,334,900	3,807,727
Hang Lung Group, Ltd.	1,130,000	3,441,844
Dairy Farm International Holdings, Ltd.	615,954	2,723,197
China Merchants Bank Co., Ltd. H Shares	1,459,500	2,542,950
Shangri-La Asia, Ltd.	2,178,000	2,473,517
Hong Kong Exchanges and Clearing, Ltd.	257,800	2,432,977

Total China/Hong Kong		45,192,965

SOUTH KOREA: 9.0%
Kiwoom Securities Co., Ltd.	127,076	4,208,010
POSCO	10,263	2,734,877
NHN Corp.[b]	20,470	2,255,514
Shinhan Financial Group Co., Ltd.	113,517	2,053,301
LG Electronics, Inc.	25,935	1,725,530

Total South Korea		12,977,232

INDIA: 7.7%
HDFC Bank, Ltd.	154,090	2,964,476
Bharti Airtel, Ltd.[b]	226,410	2,801,990
Jain Irrigation Systems, Ltd.	352,960	2,378,383
Sun Pharmaceutical Industries, Ltd.	103,087	2,261,785
HDFC Bank, Ltd. ADR	9,700	591,021

Total India		10,997,655

INDONESIA: 4.6%
PT Bank Rakyat Indonesia	6,988,500	2,547,239
PT Astra International	1,981,500	2,452,790
PT Telekomunikasi Indonesia	2,571,000	1,677,913

Total Indonesia		6,677,942

AUSTRALIA: 3.6%
CSL Australia, Ltd.	117,925	2,664,703
AXA Asia Pacific Holdings, Ltd.	1,030,663	2,441,358

Total Australia		5,106,061

TAIWAN: 2.9%
Taiwan Secom Co., Ltd.	1,701,160	2,317,689
Taiwan Semiconductor Manufacturing Co., Ltd.	1,233,135	1,856,918

Total Taiwan		4,174,607

SINGAPORE: 1.4%
Keppel Land, Ltd.	2,149,000	2,051,594

Total Singapore		2,051,594

THAILAND: 1.4%
Siam Commercial Bank Public Co., Ltd.	1,264,400	1,943,037

Total Thailand		1,943,037

TOTAL COMMON EQUITIES		138,013,412

(Cost $158,384,361)

PREFERRED EQUITIES: 1.3%

SOUTH KOREA: 1.3%
Hyundai Motor Co., Ltd. Pfd.	139,860	1,897,455

Total South Korea		1,897,455

TOTAL PREFERRED EQUITIES		1,897,455

(Cost $1,540,548)

TOTAL INVESTMENTS: 97.5%		139,910,867
(Cost $159,924,909c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.5%		3,649,569

NET ASSETS: 100.0%		$143,560,436

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

[b]	Non-income producing security.

[c]	Cost of investments is $159,924,909 and net unrealized depreciation consists of:

Gross unrealized appreciation	$15,989,441
Gross unrealized depreciation	(36,003,483)

Net unrealized depreciation	$(20,014,042)

ADR	American Depositary Receipt

Pfd.	Preferred

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

MATTHEWS PACIFIC TIGER FUND SCHEDULE OF INVESTMENTS[a] (UNAUDITED)	March 31, 2009

COMMON EQUITIES: 97.9%

	SHARES	VALUE
CHINA/HONG KONG: 38.7%
Dongfeng Motor Group Co., Ltd. H Shares	74,128,000	$38,303,621
China Vanke Co., Ltd. B Shares	32,175,460	33,648,488
Tencent Holdings, Ltd.	4,474,800	33,111,735
Hang Lung Group, Ltd.	10,492,000	31,957,371
NWS Holdings, Ltd.	22,538,636	30,457,027
Ping An Insurance (Group) Co. of China, Ltd. H Shares	4,566,000	27,180,876
Ctrip.com International, Ltd. ADR	965,075	26,443,055
Shangri-La Asia, Ltd.	21,336,000	24,230,925
New Oriental Education & Technology Group, Inc. ADR[b]	442,400	22,230,600
Swire Pacific, Ltd. A Shares	3,284,500	21,903,925
China Resources Enterprise, Ltd.	13,150,000	20,397,156
Dairy Farm International Holdings, Ltd.	4,565,646	20,185,200
China Merchants Bank Co., Ltd. H Shares	11,084,500	19,313,004
China Mobile, Ltd. ADR	342,650	14,912,128
Lenovo Group, Ltd.	64,868,000	14,909,563
NetEase.com, Inc. ADR[b]	525,600	14,112,360
Mindray Medical International, Ltd. ADR	671,797	12,434,962
Hong Kong Exchanges and Clearing, Ltd.	1,164,800	10,992,753
China Yurun Food Group, Ltd.	7,743,000	9,891,181
Television Broadcasts, Ltd.	2,817,700	9,012,601
Glorious Sun Enterprises, Ltd.	37,822,000	8,540,400

Total China/Hong Kong		444,168,931

SOUTH KOREA: 16.9%
NHN Corp.[b]	327,802	36,119,290
MegaStudy Co., Ltd.	193,231	28,113,631
Samsung Securities Co., Ltd.	534,989	22,506,362
Amorepacific Corp.	49,134	21,760,555
Hanmi Pharmaceutical Co., Ltd.	184,959	20,125,168
Yuhan Corp.	147,692	19,809,809
S1 Korea Corp.	544,918	18,327,978
Hana Financial Group, Inc.	957,923	14,595,211
Hyundai Development Co.	541,382	13,312,807

Total South Korea		194,670,811

INDIA: 15.9%
HDFC Bank, Ltd.	1,302,184	25,052,196
Infosys Technologies, Ltd.	883,401	23,159,996
Bharti Airtel, Ltd.[b]	1,776,740	21,988,462
Dabur India, Ltd.	11,030,888	21,625,989
Sun Pharmaceutical Industries, Ltd.	943,363	20,697,902
Kotak Mahindra Bank, Ltd.	2,787,941	15,581,472
Glenmark Pharmaceuticals, Ltd.[b]	3,670,757	11,414,116
Titan Industries, Ltd.	702,895	10,841,885
Sun TV Network, Ltd.	2,912,590	9,633,013
Sintex Industries, Ltd.	4,355,656	8,416,828
Unitech, Ltd.	10,200,000	7,058,829
HDFC Bank, Ltd. ADR	63,900	3,893,427
ICICI Bank, Ltd. ADR	226,800	3,014,172

Total India		182,378,287

INDONESIA: 6.6%
PT Bank Central Asia	109,025,000	29,219,745
PT Telekomunikasi Indonesia	36,860,500	24,056,284
PT Astra International	14,665,230	18,153,284
PT Telekomunikasi Indonesia ADR	180,700	4,643,990

Total Indonesia		76,073,303

TAIWAN: 5.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	18,381,362	27,679,595
President Chain Store Corp.	8,303,000	19,067,361
Hon Hai Precision Industry Co., Ltd.	8,405,950	19,020,978

Total Taiwan		65,767,934

MALAYSIA: 5.1%
Resorts World BHD	38,621,200	22,676,805
Public Bank BHD	9,234,337	19,148,063
Top Glove Corp. BHD	12,587,980	16,578,396

Total Malaysia		58,403,264

SINGAPORE: 4.5%
Hyflux, Ltd.	17,990,187	19,527,872
Parkway Holdings, Ltd.	25,444,540	19,434,312
Keppel Land, Ltd.	13,582,000	12,966,379

Total Singapore		51,928,563

THAILAND: 3.6%
Advanced Info Service Public Co., Ltd.	6,347,300	14,810,068
Bank of Ayudhya Public Co., Ltd. NVDR	58,968,600	14,525,003
Land & Houses Public Co., Ltd.	144,102,800	12,171,703

Total Thailand		41,506,774

PHILIPPINES: 0.9%
SM Prime Holdings, Inc.	68,769,117	10,399,743

Total Philippines		10,399,743

TOTAL INVESTMENTS: 97.9%		1,125,297,610
(Cost $1,417,250,550c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.1%		23,678,783

NET ASSETS: 100.0%		$1,148,976,393

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

[b]	Non-income producing security.

[c]	Cost of investments is $1,417,250,550 and net unrealized depreciation consists of:

Gross unrealized appreciation	$106,189,324
Gross unrealized depreciation	(398,142,264)

Net unrealized depreciation	$(291,952,940)

ADR	American Depositary Receipt

NVDR	Non-voting Depositary Receipt

BHD	Berhad

See accompanying notes to schedules of investments.

MATTHEWS CHINA FUND SCHEDULE OF INVESTMENTS[a] (UNAUDITED)	March 31, 2009

COMMON EQUITIES: CHINA/HONG KONG: 98.3%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 22.3%

Hotels, Restaurants & Leisure: 6.0%
Café de Coral Holdings, Ltd.	10,448,100	$20,502,208
Shangri-La Asia, Ltd.	10,787,600	12,251,290
Ctrip.com International, Ltd. ADR	392,600	10,757,240
China Travel International Investment HK, Ltd.	44,508,000	7,867,188

		51,377,926

Automobiles: 3.9%
Dongfeng Motor Group Co., Ltd. H Shares	64,766,000	33,466,063

Distributors: 2.9%
Li & Fung, Ltd.	5,471,200	12,826,180
China Resources Enterprise, Ltd.	7,906,000	12,263,111

		25,089,291

Diversified Consumer Services: 2.4%
New Oriental Education & Technology Group, Inc. ADR[b]	411,800	20,692,950

Textiles, Apparel & Luxury Goods: 1.9%
Ports Design, Ltd.	7,461,500	8,629,911
Glorious Sun Enterprises, Ltd.	33,994,000	7,676,018

		16,305,929

Media: 1.5%
Television Broadcasts, Ltd.	2,542,000	8,130,756
AirMedia Group, Inc. ADR[b]	1,021,400	4,279,666

		12,410,422

Multiline Retail: 1.4%
Golden Eagle Retail Group, Ltd.	17,779,000	11,692,579

Leisure Equipment & Products: 1.3%
Li Ning Co., Ltd.	6,686,500	11,059,847

Specialty Retail: 1.0%
Belle International Holdings, Ltd.	16,709,000	8,529,526

Total Consumer Discretionary		190,624,533

FINANCIALS: 19.6%

Real Estate Management & Development: 7.1%
China Vanke Co., Ltd. B Shares	27,482,318	28,740,489
Hang Lung Group, Ltd.	6,477,000	19,728,163
Swire Pacific, Ltd. A Shares	1,825,000	12,170,700

		60,639,352

Insurance: 6.3%
Ping An Insurance (Group) Co. of China, Ltd. H Shares	4,619,500	27,499,356
China Life Insurance Co., Ltd. H Shares	7,882,000	25,923,993

		53,423,349

Commercial Banks: 5.0%
China Merchants Bank Co., Ltd. H Shares	8,132,500	14,169,607
China Construction Bank Corp. H Shares	20,082,000	11,400,133
Bank of Communications Co., Ltd. H Shares	14,808,000	10,274,699
BOC Hong Kong Holdings, Ltd.	7,107,500	7,279,347

		43,123,786

Diversified Financial Services: 1.2%
Hong Kong Exchanges and Clearing, Ltd.	1,124,300	10,610,536

Total Financials		167,797,023

INDUSTRIALS: 13.8%

Transportation Infrastructure: 3.3%
GZI Transport, Ltd.	36,765,000	11,266,675
China Merchants Holdings International Co., Ltd.	4,788,581	11,022,448
Beijing Capital International Airport Co., Ltd. H Shares	13,332,000	5,928,588

		28,217,711

Construction & Engineering: 3.1%
China Railway Construction Corp., Ltd. H Shares[b]	10,172,500	13,246,693
China Communications Construction Co., Ltd. H Shares	11,809,000	12,958,899

		26,205,592

Machinery: 2.8%
Shanghai Zhenhua Port Machinery Co., Ltd. B Shares	15,250,873	14,224,337
China South Locomotive and Rolling Stock Corp., H Shares[b]	20,645,000	9,431,491

		23,655,828

Electrical Equipment: 2.2%
China High Speed Transmission Equipment Group Co., Ltd.	13,216,000	18,888,953

Industrial Conglomerates: 1.7%
NWS Holdings, Ltd.	11,017,276	14,887,923

Airlines: 0.7%
Air China, Ltd. H Shares	19,569,900	6,326,759

Total Industrials		118,182,766

INFORMATION TECHNOLOGY: 13.4%

Internet Software & Services: 7.2%
Tencent Holdings, Ltd.	3,155,200	23,347,221
NetEase.com, Inc. ADR[b]	765,400	20,550,990
Sina China Corp.[b]	761,700	17,709,525

		61,607,736

Communications Equipment: 2.4%
ZTE Corp. H Shares	4,981,120	20,303,606

Computers & Peripherals: 2.0%
TPV Technology, Ltd.	31,868,000	9,752,720
Lenovo Group, Ltd.	30,336,000	6,972,568

		16,725,288

Software: 1.8%
Kingdee International Software Group Co., Ltd.†	120,330,000	15,568,938

Total Information Technology		114,205,568

UTILITIES: 8.4%

Independent Power Producers & Energy Traders: 3.9%
Huaneng Power International, Inc. H Shares	20,674,000	13,849,174
Datang International Power Generation Co., Ltd. H Shares	30,990,000	13,600,410
Huaneng Power International, Inc. ADR	213,400	5,729,790

		33,179,374

Electric Utilities: 2.7%
Cheung Kong Infrastructure Holdings, Ltd.	5,752,500	23,014,072

Gas Utilities: 1.8%
Hong Kong & China Gas Co., Ltd.	9,820,594	15,480,329

Total Utilities		71,673,775

CONSUMER STAPLES: 7.5%

Food Products: 4.3%
Tingyi (Cayman Islands) Holding Corp.	17,291,000	20,012,672
China Yurun Food Group, Ltd.	13,213,000	16,878,753

		36,891,425

Food & Staples Retailing: 1.7%
Lianhua Supermarket Holdings Co., Ltd. H Shares†	12,995,000	14,846,011

Beverages: 1.5%
Tsingtao Brewery Co., Ltd. H Shares	5,727,000	12,421,258

Total Consumer Staples		64,158,694

TELECOMMUNICATION SERVICES: 6.2%

Wireless Telecommunication Services: 3.7%
China Mobile, Ltd.	2,120,083	18,467,864
China Mobile, Ltd. ADR	303,400	13,203,968

		31,671,832

Diversified Telecommunication Services: 2.5%
China Communications Services Corp., Ltd. H Shares	35,786,000	21,401,963

Total Telecommunication Services		53,073,795

ENERGY: 4.9%

Oil, Gas & Consumable Fuels: 3.9%
CNOOC, Ltd.	13,728,000	13,794,702
China Petroleum & Chemical Corp. (Sinopec) H Shares	16,242,000	10,407,856
China Shenhua Energy Co., Ltd. H Shares	4,141,500	9,344,342

		33,546,900

Energy Equipment & Services: 1.0%
China Oilfield Services, Ltd. H Shares	10,266,000	8,136,090

Total Energy		41,682,990

MATERIALS: 1.5%

Construction Materials: 1.5%
China National Building Material Co., Ltd. H Shares	8,606,000	12,735,597

Total Materials		12,735,597

HEALTH CARE: 0.7%
Health Care Equipment & Supplies: 0.7%
Mindray Medical International, Ltd. ADR	342,468	6,339,083

Total Health Care		6,339,083

TOTAL INVESTMENTS: 98.3%		840,473,824
(Cost $1,026,315,323c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.7%		14,901,235

NET ASSETS: 100.0%		$855,375,059

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

[b]	Non-income producing security.

[c]	Cost of investments is $1,026,315,323 and net unrealized depreciation consists of:

Gross unrealized appreciation	$73,924,595
Gross unrealized depreciation	(259,766,094)

Net unrealized depreciation	$(185,841,499)

†	Affiliated Issuer, as defined under the Investment Company Act of 1940
(ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

MATTHEWS INDIA FUND SCHEDULE OF INVESTMENTS[a] (UNAUDITED)	March 31, 2009

COMMON EQUITIES: INDIA: 93.4%
	SHARES	VALUE
FINANCIALS: 19.5%

Commercial Banks: 12.6%
HDFC Bank, Ltd. ADR	150,727	$9,183,796
Oriental Bank of Commerce	2,946,834	6,425,831
Corporation Bank	1,719,331	6,136,685
Axis Bank, Ltd.	635,032	5,204,393
HDFC Bank, Ltd.	233,033	4,483,229
ICICI Bank, Ltd. ADR	180,100	2,393,529

		33,827,463

Diversified Financial Services: 3.1%
Kotak Mahindra Bank, Ltd.	1,200,000	6,706,658
SREI Infrastructure Finance, Ltd.	3,625,000	1,739,647

		8,446,305

Comsumer Finance: 1.8%
Shriram Transport Finance Co., Ltd.	1,342,977	4,898,828

Real Estate Management & Development: 1.4%
Unitech, Ltd.	5,380,260	3,723,366

Capital Markets: 0.6%
IL&FS Investsmart, Ltd.	1,439,981	1,694,595

Total Financials		52,590,557

INDUSTRIALS: 18.2%

Machinery: 6.6%
Jain Irrigation Systems, Ltd.	1,266,127	8,531,661
Ashok Leyland, Ltd.	18,511,277	6,637,476
Thermax, Ltd.	785,000	2,804,752

		17,973,889

Construction & Engineering: 2.4%
Larsen & Toubro, Ltd.	481,660	6,391,021

Road & Rail: 2.3%
Container Corp. of India, Ltd.	435,386	6,166,101

Building Products: 2.2%
Sintex Industries, Ltd.	3,091,834	5,974,630

Electrical Equipment: 2.0%
Crompton Greaves, Ltd.	2,205,000	5,399,654

Industrial Conglomerates: 1.6%
MAX India, Ltd.[b]	2,238,102	4,360,066

Air Freight & Logistics: 1.1%
Gati, Ltd.	3,606,339	2,867,467

Total Industrials		49,132,828

INFORMATION TECHNOLOGY: 12.5%

IT Services: 9.0%
Infosys Technologies, Ltd.	298,281	7,819,990
HCL-Infosystems, Ltd.	4,319,485	6,487,390
Infosys Technologies, Ltd. ADR	188,179	5,011,207
Rolta India, Ltd.	4,367,164	4,957,205

		24,275,792

Internet Software & Services: 1.8%
Info Edge India, Ltd.	566,727	4,963,856

Software: 1.7%
Financial Technologies India, Ltd.	369,855	4,528,997

Total Information Technology		33,768,645

HEALTH CARE: 10.7%

Pharmaceuticals: 10.7%
Sun Pharmaceutical Industries, Ltd.	577,260	12,665,401
Cipla India, Ltd.	1,989,657	8,649,954
Glenmark Pharmaceuticals, Ltd.[b]	2,397,615	7,455,317

Total Health Care		28,770,672

CONSUMER DISCRETIONARY: 8.3%

Media: 4.7%
Sun TV Network, Ltd.	1,655,127	5,474,117
HT Media, Ltd.	3,152,688	3,635,415
Dish TV India, Ltd.[b]	4,737,097	2,248,101
Television Eighteen India, Ltd.	901,847	1,249,009

		12,606,642

Auto Components: 1.3%
Bharat Forge, Ltd.	1,822,459	3,525,397

Hotels, Restaurants & Leisure: 1.3%
Indian Hotels Co., Ltd.	4,449,840	3,468,183

Textiles, Apparel & Luxury Goods: 1.0%
Titan Industries, Ltd.	177,589	2,739,242

Total Consumer Discretionary		22,339,464

UTILITIES: 6.4%

Gas Utilities: 3.8%
Gail India, Ltd.	2,119,751	10,296,822

Electric Utilities: 2.6%
CESC, Ltd.	1,680,920	7,001,682

Total Utilities		17,298,504

CONSUMER STAPLES: 6.3%

Personal Products: 6.3%
Dabur India, Ltd.	6,394,779	12,536,925
Marico, Ltd.	3,799,720	4,524,093

Total Consumer Staples		17,061,018

ENERGY: 5.6%

Oil, Gas & Consumable Fuels: 5.6%
Reliance Industries, Ltd.	387,871	11,685,441
Chennai Petroleum Corp., Ltd.	1,889,744	3,530,217

Total Energy		15,215,658

TELECOMMUNICATION SERVICES: 4.8%

Wireless Telecommunication Services: 4.8%
Bharti Airtel, Ltd.[b]	1,052,191	13,021,636

Total Telecommunication Services		13,021,636

MATERIALS: 1.1%

Chemicals: 1.1%
Asian Paints, Ltd.	190,500	2,965,486

Total Materials		2,965,486

TOTAL COMMON EQUITIES: INDIA		252,164,468

(Cost $458,359,405)

INTERNATIONAL DOLLAR BONDS: 4.6%
	FACE AMOUNT
TELECOMMUNICATION SERVICES: 2.3%

Wireless Telecommunication Services: 2.3%
Reliance Communications, Ltd., Cnv.
0.000%, 03/01/12	$4,500,000	3,195,000
Reliance Communications, Ltd., Cnv.
0.000%, 05/10/11	3,167,000	2,834,465

Total Telecommunication Services		6,029,465

CONSUMER STAPLES: 1.3%

Beverages: 1.3%
Radico Khaitan, Ltd., Cnv.
3.500%, 07/27/11	6,000,000	3,570,000

Total Consumer Staples		3,570,000

CONSUMER DISCRETIONARY: 0.7%

Diversified Consumer Services: 0.7%
Educomp Solutions, Ltd., Cnv.
0.000%, 07/26/12	2,500,000	2,012,500

Total Consumer Discretionary		2,012,500

INFORMATION TECHNOLOGY: 0.3%

Software: 0.3%
Financial Technologies India, Ltd., Cnv.
0.000%, 12/21/11	1,000,000	772,500

Total Information Technology		772,500

TOTAL INTERNATIONAL DOLLAR BONDS		12,384,465

(Cost $15,766,458)

TOTAL INVESTMENTS: 98.0%		264,548,933
(Cost $474,125,863c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.0%		5,391,629

NET ASSETS: 100.0%		$269,940,562

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

[b]	Non-income producing security.

[c]	Cost of investments is $474,125,863 and net unrealized depreciation consists of:

Gross unrealized appreciation	$4,752,955
Gross unrealized depreciation	(214,329,885)

Net unrealized depreciation	$(209,576,930)

ADR	American Depositary Receipt

Cnv.	Convertible

See accompanying notes to schedules of investments.

MATTHEWS JAPAN FUND SCHEDULE OF INVESTMENTS[a] (UNAUDITED)	March 31, 2009

COMMON EQUITIES: JAPAN: 96.1%
	SHARES	VALUE
INDUSTRIALS: 24.9%

Machinery: 13.1%
Fanuc, Ltd.	60,700	$4,151,699
Aichi Corp.	619,300	2,557,922
Komatsu, Ltd.	212,900	2,356,113
Toshiba Machine Co., Ltd.	732,000	2,175,708
The Japan Steel Works, Ltd.	161,000	1,534,955
Mitsubishi Heavy Industries, Ltd.	344,000	1,052,971

		13,829,368

Construction & Engineering: 3.9%
Daimei Telecom Engineering Corp.	344,000	3,199,632
Toshiba Plant Systems & Services Corp.	110,000	935,061

		4,134,693

Trading Companies & Distributors: 3.6%
ITOCHU Corp.	781,000	3,853,472

Electrical Equipment: 2.4%
The Furukawa Electric Co., Ltd.	875,000	2,506,724

Marine: 1.9%
Mitsui OSK Lines, Ltd.	405,000	2,004,323

Total Industrials		26,328,580

FINANCIALS: 20.4%

Real Estate Investment Trusts: 14.4%
United Urban Investment Corp., REIT	576	2,366,696
Japan Logistics Fund, Inc., REIT	267	1,645,722
Tokyu REIT, Inc.	304	1,621,937
Advance Residence Investment Corp., REIT	420	1,388,975
MID REIT, Inc.	789	1,349,525
Nomura Real Estate Office Fund, Inc., REIT	233	1,305,157
Global One Real Estate Investment Corp., REIT	171	1,102,116
Premier Investment Corp., REIT	342	1,071,484
Fukuoka REIT Corp.	234	911,768
LaSalle Japan REIT, Inc.	771	791,723
BLife Investment Corp., REIT	287	696,877
Starts Proceed Investment Corp., REIT	778	515,652
Japan Hotel and Resort, Inc., REIT	401	470,443

		15,238,075

Commercial Banks: 3.0%
Chuo Mitsui Trust Holdings, Inc.	1,033,000	3,213,211

Capital Markets: 3.0%
Monex Group, Inc.	6,524	1,587,299
GCA Savvian Group Corp.	1,306	1,571,921

		3,159,220

Total Financials		21,610,506

CONSUMER DISCRETIONARY: 15.3%

Automobiles: 7.7%
Honda Motor Co., Ltd.	129,700	3,087,608
Fuji Heavy Industries, Ltd.	718,000	2,389,680
Toyota Motor Corp.	55,400	1,759,718
Toyota Motor Corp. ADR	14,800	936,840

		8,173,846

Hotels, Restaurants & Leisure: 2.1%
WATAMI Co., Ltd.	63,700	1,303,211
Doutor Nichires Holdings Co., Ltd.	71,800	929,486

		2,232,697

Household Durables: 1.6%
Panasonic Corp.	151,000	1,666,861

Auto Components: 1.4%
Stanley Electric Co., Ltd.	132,700	1,492,106

Diversified Consumer Services: 1.3%
Benesse Corp.	38,300	1,410,815

Media: 1.2%
Toei Co., Ltd.	277,000	1,207,277

Total Consumer Discretionary		16,183,602

INFORMATION TECHNOLOGY: 13.6%

Electronic Equipment & Instruments: 7.6%
Nidec Corp.	57,400	2,583,846
Keyence Corp.	13,497	2,553,453
Kyocera Corp.	29,900	1,995,796
Murata Manufacturing Co., Ltd.	23,600	915,618

		8,048,713

Software: 3.3%
Nintendo Co., Ltd.	6,490	1,898,532
NSD Co., Ltd.	248,300	1,588,269

		3,486,801

Internet Software & Services: 2.7%
Gourmet Navigator, Inc.	1,422	2,875,881

Total Information Technology		14,411,395

HEALTH CARE: 6.3%

Health Care Equipment & Supplies: 4.4%
Sysmex Corp.	81,500	2,619,553
So-net M3, Inc.	745	2,008,400

		4,627,953

Pharmaceuticals: 1.9%
Tsumura & Co.	78,100	2,020,936

Total Health Care		6,648,889

CONSUMER STAPLES: 5.9%

Household Products: 3.2%
Pigeon Corp.	134,400	3,363,611

Food Products: 1.7%
Unicharm Petcare Corp.	72,200	1,832,135

Personal Products: 1.0%
Shiseido Co., Ltd.	71,000	1,040,933

Total Consumer Staples		6,236,679

TELECOMMUNICATION SERVICES: 5.5%

Wireless Telecommunication Services: 5.5%
Softbank Corp.	242,200	3,119,223
NTT DoCoMo, Inc.	1,964	2,675,823

Total Telecommunication Services		5,795,046

ENERGY: 2.1%

Oil, Gas & Consumable Fuels: 2.1%
INPEX Corp.	322	2,280,369

Total Energy		2,280,369

MATERIALS: 2.1%

Chemicals: 2.1%
JSR Corp.	191,700	2,255,508

Total Materials		2,255,508

TOTAL INVESTMENTS: 96.1%		101,750,574
(Cost $121,092,017b)

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.9%		4,140,543

NET ASSETS: 100.0%		$105,891,117

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

[b]	Cost of investments is $121,092,017 and net unrealized depreciation consists of:

Gross unrealized appreciation	$2,119,540
Gross unrealized depreciation	(21,460,983)

Net unrealized depreciation	$(19,341,443)

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

MATTHEWS KOREA FUND SCHEDULE OF INVESTMENTS[a] (UNAUDITED)	March 31, 2009

COMMON EQUITIES: SOUTH KOREA: 98.4%
	SHARES	VALUE
FINANCIALS: 20.5%

Commercial Banks: 8.7%
KB Financial Group, Inc.[b]	108,087	$2,614,594
Shinhan Financial Group Co., Ltd.	129,928	2,350,144
Hana Financial Group, Inc.	93,252	1,420,816
KB Financial Group, Inc. ADR[b]	24,639	597,496

		6,983,050

Capital Markets: 7.7%
Kiwoom Securities Co., Ltd.	104,171	3,449,531
Samsung Securities Co., Ltd.	63,191	2,658,372

		6,107,903

Insurance: 4.1%
Samsung Fire & Marine Insurance Co., Ltd.	27,879	3,246,801

Total Financials		16,337,754

CONSUMER DISCRETIONARY: 18.7%

Household Durables: 4.0%
LG Electronics, Inc.	25,302	1,683,415
Samsung Digital Imaging Co., Ltd.[b]	45,871	971,639
Intelligent Digital Integrated Security Co., Ltd.	40,174	499,273

		3,154,327

Auto Components: 3.8%
Hyundai Mobis	28,134	1,633,832
Hankook Tire Co., Ltd.	143,130	1,376,998

		3,010,830

Media: 3.4%
Cheil Worldwide, Inc.	12,946	1,549,809
SBS Holdings Co., Ltd.[c]	74,030	1,201,499

		2,751,308

Multiline Retail: 2.2%
Hyundai Department Store Co., Ltd.	33,998	1,773,525

Hotels, Restaurants & Leisure: 1.8%
Modetour Network, Inc.	126,398	1,457,738

Automobiles: 1.8%
Hyundai Motor Co.	35,483	1,435,817

Diversified Consumer Services: 1.7%
MegaStudy Co., Ltd.	9,456	1,375,776

Total Consumer Discretionary		14,959,321

INFORMATION TECHNOLOGY: 18.1%

Semiconductors & Semiconductor Equipment: 8.3%
Samsung Electronics Co., Ltd.	15,973	6,599,363

Internet Software & Services: 5.8%
NHN Corp.[b]	28,095	3,095,684
Gmarket, Inc. ADR[b]	94,300	1,547,463

		4,643,147

Electronic Equipment & Instruments: 4.0%
LG Display Co., Ltd. ADR	146,300	1,495,186
SFA Engineering Corp.	34,508	1,084,752
LG Display Co., Ltd.	29,200	595,969

		3,175,907

Total Information Technology		14,418,417

CONSUMER STAPLES: 11.4%

Food & Staples Retailing: 5.1%
Shinsegae Co., Ltd.	6,652	2,089,200
Shinsegae Food Co., Ltd.	61,847	2,008,806

		4,098,006

Personal Products: 2.2%
Amorepacific Corp.	4,029	1,784,371

Beverages: 1.8%
Hite Brewery Co., Ltd.	14,323	1,424,932

Food Products: 1.2%
Nong Shim Co., Ltd.	6,227	970,302

Household Products: 1.1%
LG Household & Health Care, Ltd.	7,948	870,048

Total Consumer Staples		9,147,659

INDUSTRIALS: 9.3%

Industrial Conglomerates: 3.2%
Samsung Techwin Co., Ltd.	48,464	1,601,747
Orion Corp.	7,840	926,103

		2,527,850

Commercial Services & Supplies: 3.1%
S1 Korea Corp.	47,307	1,591,142
Korea Plant Service & Engineering Co., Ltd.	41,980	935,490

		2,526,632

Construction & Engineering: 1.7%
Hyundai Development Co.	54,545	1,341,284

Machinery: 1.3%
JVM Co., Ltd.[b]	98,198	1,029,500

Total Industrials		7,425,266

HEALTH CARE: 8.0%

Pharmaceuticals: 8.0%
Hanmi Pharmaceutical Co., Ltd.	22,683	2,468,110
Yuhan Corp.	16,153	2,166,589
Daewoong Pharmaceutical Co., Ltd.	25,198	967,510
LG Life Sciences, Ltd.[b]	19,814	795,217

Total Health Care		6,397,426

TELECOMMUNICATION SERVICES: 5.7%

Wireless Telecommunication Services: 4.5%
SK Telecom Co., Ltd.	10,409	1,447,853
SK Telecom Co., Ltd. ADR	79,500	1,228,275
KT Freetel Co., Ltd.[b]	44,150	885,798

		3,561,926

Diversified Telecommunication Services: 1.2%
KT Corp.	23,050	641,332
KT Corp. ADR	23,700	326,823
		968,155

Total Telecommunication Services		4,530,081

MATERIALS: 5.7%

Metals & Mining: 3.7%
POSCO ADR	31,700	2,118,511
POSCO	2,929	780,518

		2,899,029

Chemicals: 2.0%
LG Chem, Ltd.[c]	25,580	1,619,183

Total Materials		4,518,212

ENERGY: 1.0%

Oil, Gas & Consumable Fuels: 1.0%
GS Holdings Corp.	37,477	810,363

Total Energy		810,363

TOTAL INVESTMENTS: 98.4%		78,544,499
(Cost $98,047,963d)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.6%		1,305,755

NET ASSETS: 100.0%		$79,850,254

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

[b]	Non-income producing security.

[c]	Security was suspended from trading on March 31, 2009.

[d]	Cost of investments is $98,047,963 and net unrealized depreciation consists of:

Gross unrealized appreciation	$7,380,262
Gross unrealized depreciation	(26,883,726)

Net unrealized depreciation	$(19,503,464)

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

MATTHEWS ASIA SMALL COMPANIES FUND SCHEDULE OF INVESTMENTS[a] (UNAUDITED)	March 31, 2009

COMMON EQUITIES: 97.2%

	SHARES	VALUE
CHINA/HONG KONG: 31.8%
Sino-Ocean Land Holdings, Ltd.	348,500	$229,308
Zhuzhou CSR Times Electric Co., Ltd. H Shares	220,000	223,768
Shandong Weigao Group Medical Polymer Co., Ltd. H Shares	120,000	213,600
New Oriental Education & Technology Group, Inc. ADR[b]	2,750	138,188
Golden Eagle Retail Group, Ltd.	203,000	133,505
Dalian Port PDA Co., Ltd. H Shares	404,000	130,283
Ctrip.com International, Ltd. ADR	4,500	123,300
Mindray Medical International, Ltd. ADR	6,000	111,060
Minth Group, Ltd.	226,000	110,492
Towngas China Co., Ltd.[b]	557,000	108,823
Yip’s Chemical Holdings, Ltd.	342,000	103,867
Uni-President China Holdings, Ltd.[b]	306,000	93,307
Vinda International Holdings, Ltd.	210,000	89,704
China Green Holdings, Ltd.	144,000	85,100
Sina China Corp.[b]	3,500	81,375
Kingdee International Software Group Co., Ltd.	604,000	78,149
Times, Ltd.	358,000	77,871

Total China/Hong Kong		2,131,700

INDIA: 21.2%
Asian Paints, Ltd.	11,952	186,055
CRISIL, Ltd.	2,725	145,696
Container Corp. of India, Ltd.	9,836	139,301
Dabur India, Ltd.	65,954	129,302
Sintex Industries, Ltd.	57,533	111,176
Jain Irrigation Systems, Ltd.	15,824	106,628
India Infoline, Ltd.	86,254	100,079
Kotak Mahindra Bank, Ltd.	16,151	90,266
Glenmark Pharmaceuticals, Ltd.[b]	29,017	90,228
ICSA India, Ltd.	51,070	88,596
Rolta India, Ltd.	71,852	81,560
Sun TV Network, Ltd.	22,320	73,820
HT Media, Ltd.	34,809	40,139
Unitech, Ltd.	57,801	40,001

Total India		1,422,847

TAIWAN: 16.9%
St. Shine Optical Co., Ltd.	53,000	194,832
Synnex Technology International Corp.	143,000	181,092
Richtek Technology Corp.	34,000	160,651
Formosa International Hotels Corp.	13,000	129,493
Shin Zu Shing Co., Ltd.	34,000	118,455
Everlight Electronic Co., Ltd.	64,000	117,893
Zinwell Corp.	72,000	99,989
Chroma ATE, Inc.	92,000	67,438
104 Corp.	32,000	64,716

Total Taiwan		1,134,559

SOUTH KOREA: 15.7%
MegaStudy Co., Ltd.	1,569	228,277
Kiwoom Securities Co., Ltd.	5,957	197,261
Korea Plant Service & Engineering Co., Ltd.	5,740	127,911
NICE e-Banking Services Co., Ltd.	46,466	114,408
Gmarket, Inc. ADR[b]	6,900	113,229
Hankook Tire Co., Ltd.	11,410	109,771
Modetour Network, Inc.	7,704	88,850
SFA Engineering Corp.	2,334	73,369

Total South Korea		1,053,076

SINGAPORE: 7.6%
Tat Hong Holdings, Ltd.	406,000	166,239
Keppel Land, Ltd.	137,000	130,790
Singapore Airport Terminal Services, Ltd.	143,000	114,143
Armstrong Industrial Corp., Ltd.	1,102,000	86,794
Goodpack, Ltd.	35,000	15,217

Total Singapore		513,183

INDONESIA: 2.1%
PT Bisi International[b]	569,000	76,645
PT Jasa Marga	819,000	63,891

Total Indonesia		140,536

MALAYSIA: 1.9%
Riverstone Holdings, Ltd.	202,000	63,686
JobStreet Corp. BHD	230,000	61,848

Total Malaysia		125,534

TOTAL INVESTMENTS: 97.2%		6,521,435
(Cost $6,569,978c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.8%		187,589

NET ASSETS: 100.0%		$6,709,024

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

[b]	Non-income producing security.

[c]	Cost of investments is $6,569,978 and net unrealized depreciation consists of:

Gross unrealized appreciation	$396,417
Gross unrealized depreciation	(444,960)

Net unrealized depreciation	$(48,543)

ADR	American Depositary Receipt

BHD	Berhad

See accompanying notes to schedules of investments.

MATTHEWS ASIAN TECHNOLOGY FUND SCHEDULE OF INVESTMENTS [a] (UNAUDITED)	March 31, 2009

COMMON EQUITIES: 99.3%

	SHARES	VALUE
CHINA/HONG KONG: 28.1%
Baidu, Inc. ADR[b]	16,400	$2,896,240
China Mobile, Ltd. ADR	50,500	2,197,760
ZTE Corp. H Shares	419,400	1,709,522
Kingdee International Software Group Co., Ltd.	11,940,000	1,544,861
New Oriental Education & Technology Group, Inc. ADR[b]	29,800	1,497,450
Ctrip.com International, Ltd. ADR	53,200	1,457,680
Tencent Holdings, Ltd.	192,800	1,426,643
China Communications Services Corp., Ltd. H Shares	2,030,000	1,214,050
Mindray Medical International, Ltd. ADR	62,900	1,164,279
Sohu.com, Inc.[b]	27,700	1,144,287
ASM Pacific Technology, Ltd.	304,300	1,066,005
Lenovo Group, Ltd.	4,506,000	1,035,680
Perfect World Co., Ltd. ADR[b]	45,724	642,422

Total China/Hong Kong		18,996,879

JAPAN: 21.0%
Canon, Inc.	72,400	2,110,592
Nintendo Co., Ltd.	7,085	2,072,588
Fanuc, Ltd.	22,100	1,511,574
Keyence Corp.	6,380	1,207,011
Rakuten, Inc.	2,076	999,089
Murata Manufacturing Co., Ltd.	24,600	954,415
Nikon Corp.	81,000	921,868
Tokyo Electron, Ltd.	24,200	906,380
Softbank Corp.	62,100	799,768
HOYA Corp.	39,100	778,151
Ibiden Co., Ltd.	27,200	665,339
Sumco Corp.	44,500	662,953
Nidec Corp.	14,500	652,714

Total Japan		14,242,442

SOUTH KOREA: 19.4%
Samsung Electronics Co., Ltd.	7,107	2,936,310
NHN Corp.[b]	20,778	2,289,451
LG Display Co., Ltd. ADR	130,600	1,334,732
Gmarket, Inc. ADR[b]	80,100	1,314,441
MegaStudy Co., Ltd.	8,741	1,271,749
SK Telecom Co., Ltd. ADR	81,900	1,265,355
JVM Co., Ltd.[b]	102,913	1,078,932
SFA Engineering Corp.	26,515	833,493
Hynix Semiconductor, Inc.[b]	86,962	782,946

Total South Korea		13,107,409

TAIWAN: 19.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,815,854	2,734,406
MediaTek, Inc.	188,789	1,777,198
Hon Hai Precision Industry Co., Ltd.	736,550	1,666,665
Richtek Technology Corp.	288,000	1,360,811
HTC Corp.	101,000	1,243,612
Chunghwa Telecom Co., Ltd.	668,853	1,219,736

Synnex Technology International Corp.	956,000	1,210,657
Acer, Inc.	478,000	719,764
Wistron Corp.	505,000	544,684
Quanta Computer, Inc.	305,000	385,439

Total Taiwan		12,862,972

INDIA: 6.4%
Infosys Technologies, Ltd.	60,866	1,595,715
Bharti Airtel, Ltd.[b]	107,557	1,331,097
Glenmark Pharmaceuticals, Ltd.[b]	242,817	755,032
Rolta India, Ltd.	583,343	662,158

Total India		4,344,002

INDONESIA: 2.1%
PT Telekomunikasi Indonesia ADR	54,000	1,387,800

Total Indonesia		1,387,800

PHILIPPINES: 1.9%
Globe Telecom, Inc.	76,230	1,318,758

Total Philippines		1,318,758

THAILAND: 1.4%
Advanced Info Service Public Co., Ltd.	408,800	953,847

Total Thailand		953,847

TOTAL INVESTMENTS: 99.3%		67,214,109
(Cost $83,107,362c)

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.7%		507,566

NET ASSETS: 100.0%		$67,721,675

[a]	Certain securities were fair valued under the discretion of the Board of Trustees (Note A).

[b]	Non-income producing security.

[c]	Cost of investments is $83,107,362 and net unrealized depreciation consists of:

Gross unrealized appreciation	$4,461,185
Gross unrealized depreciation	(20,354,438)

Net unrealized depreciation	$(15,893,253)

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

A.	SECURITY VALUATION: The Funds’ equity securities are valued based on market quotations, or at fair value as determined in good faith by or under the direction of the Board of Trustees (the “Board”) when no market quotations are available or when market quotations have become unreliable. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued using indicative bid and ask quotations from bond dealers or market makers, or other available market information, or on their fair value as determined by or under the direction of the Board. The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”), subject to the Funds’ Pricing Policies. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the New York Stock Exchange (“NYSE”). Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of equity securities.

Market values for equity securities are determined based on quotations from the principal (or most advantageous) market on which the security is traded. Market quotations used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and asked prices. Securities are valued through valuations obtained from a commercial pricing service or by investment dealers in accordance with procedures established by the Board.

Events affecting the value of foreign investments occur between the time at which they are determined and the close of trading on the NYSE. If the Funds believe that such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value. The fair value of a security held by the Funds may be determined using the services of third-party pricing services retained by the Funds or by the Valuation Committee, in either case subject to the Board’s oversight.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B.	FINANCIAL ACCOUNTING STANDARDS BOARD STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 157 “FAIR VALUE MEASUREMENTS” (“SFAS No. 157”): SFAS No. 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS No. 157 are described below:

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of March 31, 2009, Level 3 Securities consist of convertible bonds that trade in over the counter markets. As described in Note A, these securities are valued using indicative bid and ask quotations from bond dealers and market makers, or on their fair value as determined under the direction of the Board. Indicative quotations and other information used by the Funds may not always be directly observable in the marketplace due to the nature of these markets and the manner of execution. These inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 Securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2009 is as follows:

	Matthews Asian Growth And Income Fund	Matthews Asia Pacific Equity Income Fund	Matthews Asia Pacific Fund	Matthews Pacific Tiger Fund	Matthews China Fund
Level 1 : Quoted Prices	$83,808,112	$8,356,757	$4,840,761	$101,684,695	$99,263,212
Level 2 : Other Significant Observable Inputs	599,938,739	94,698,852	135,070,106	1,023,612,915	741,210,612
Level 3 : Significant Unobservable Inputs	359,701,049	1,826,983	—	—	—
Total Market Value of Investments	$1,043,447,901	$104,882,592	$139,910,867	$1,125,297,610	$840,473,824

	Matthews India Fund	Matthews Japan Fund	Matthews Korea Fund	Matthews Asia Small Companies Fund	Matthews Asian Technology Fund
Level 1 : Quoted Prices	$16,588,532	$936,840	$9,486,892	$567,152	$16,302,446
Level 2 : Other Significant Observable Inputs	235,575,936	100,813,734	69,057,607	5,954,283	50,911,663
Level 3 : Significant Unobservable Inputs	12,384,465	—	—	—	—
Total Market Value of Investments	$264,548,933	$101,750,574	$78,544,499	$6,521,435	$67,214,109

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Matthews Asian Growth and Income Fund	Matthews Asia Pacific Equity Income Fund	Matthews India Fund
Balance as of December 31, 2008 (market value )	$368,908,419	$2,803,227	$15,405,773
Accrued discounts /premiums	4,673,575	43,547	635,023
Realized gain / (loss )	(4,274,683)	136,018	(314,136)
Change in unrealized appreciation / (depreciation )	18,769,682	(252,269)	(216,105)
Net purchases / (sales )	(28,375,944)	(903,540)	(3,126,090)
Balance as of March 31, 2009 (market value)	$359,701,049	$1,826,983	$12,384,465
Net change in unrealized appreciation /depreciation on Level 3 investments held as of March 31, 2009	$18,769,682	$(252,269)	$(94,597)

C.	TAX INFORMATION: Under current tax law, capital and currency losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following fiscal year. Post October losses at fiscal year end December 31, 2008 were as follows:

	Post October Capital Losses	Post October Currency Losses
Matthews Asian Growth and Income Fund	$27,273,299	—
Matthews Asia Pacific Equity Income Fund	3,795,549	—
Matthews Asia Pacific Fund	19,533,406	—
Matthews Pacific Tiger Fund	172,123,650	—
Matthews China Fund	15,795,511	—
Matthews India Fund	44,921,286	—
Matthews Japan Fund	16,453,559	—
Matthews Korea Fund	834,632	—
Matthews Asia Small Companies Fund	47,978	$963
Matthews Asian Technology Fund	5,094,779	—

For federal income tax purposes, the Funds indicated below have capital loss carryforwards, expiring in the year indicated, as of December 31, 2008, which are available to offset future capital gains, if any:

LOSS DEFERRED EXPIRING IN:	2009	2010	2016	Total
Matthews Asia Pacific Equity Income Fund	$—	$—	$1,466,788	$1,466,788
Matthews Asia Pacific Fund	—	—	24,090,517	24,090,517
Matthews Japan Fund	—	—	36,495,378	36,495,378
Matthews Asia Small Companies Fund	—	—	7,715	7,715
Matthews Asian Technology Fund	5,967,059	3,461,198	17,493,413	26,921,670

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial Statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	May 22, 2009

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	May 22, 2009

*	Print the name and title of each signing officer under his or her signature.